Operating Segment and Geographic Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 Segment	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Number of reportable operating segments	3
Net sales	¥ 111,878	¥ 132,903	¥ 141,048
KOREA, REPUBLIC OF
Segment Reporting Information [Line Items]
Net sales	30,994	31,777	29,687
TAIWAN, PROVINCE OF CHINA
Segment Reporting Information [Line Items]
Net sales	33,347	35,826	27,591
China And Others
Segment Reporting Information [Line Items]
Net sales	¥ 17,320	¥ 21,611	¥ 30,918
Consolidated net sales | One Customer
Segment Reporting Information [Line Items]
Percentage of total consolidated net sales	15.00%	6.00%	12.00%
Consolidated net sales | Another Customer
Segment Reporting Information [Line Items]
Percentage of total consolidated net sales	4.00%	14.00%	29.00%